SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contract Receivable Retainage	$ 730,000	$ 326,000
Percentage Of Labor Force Subject To Collective Bargaining Agreements	78.00%
Cash, FDIC Insured Amount	$ 1,564,000
Series H3 Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Purchase Agreement Held In Restricted Account	$ 500,000